Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share)	$ 0.00052083
Ordinary shares, shares authorized	96,000,000	96,000,000
Ordinary shares, shares issued	19,200,000	19,200,000
Ordinary shares, shares outstanding	19,200,000	19,200,000